Loans and advances to customers - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	€ 953,919	€ 949,583	€ 903,646
Loans and receivables
Loans And Advances To Customers Table [Line Items]
Impairment losses charged to income for the year	12,956	10,863	7,407
Reversal of impairment loss recognised in profit or loss	1,592	1,459	1,383
Customers
Loans And Advances To Customers Table [Line Items]
Losses on renegotiation or contractual modification	513	630	0
Securitized loans and loans and advances to customers
Loans And Advances To Customers Table [Line Items]
Recognised assets representing continuing involvement in fully derecognised loans	13,923	13,711	14,141
Financial instruments credit-impaired | Loans and receivables
Loans And Advances To Customers Table [Line Items]
Written-off assets	48,138	43,675	40,585
Financial instruments purchased credit impaired
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	743	322	420
Financial instruments purchased credit impaired | Customers
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	694	322	420
Financial instruments purchased credit impaired | Customers | Business combinations carried out
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	273
Without considering the Public Administration
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	1,032,063	1,031,523	971,252
Without considering the Public Administration | Financial instruments not credit-impaired
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	998,010	998,689	939,645
Spain
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	€ 205,994	212,593	214,761
A | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	1.00%
AAA | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	3.20%
AA | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	15.70%
BBB | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	69.50%
Below BBB | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	8.90%
No Rating | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	1.70%
Gross carrying amount | Financial instruments credit-impaired
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	€ 34,094
Gross carrying amount | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	11,530	12,467	10,263
Gross carrying amount | A | Spain | Public sector
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	15,544	14,698	14,131
Accumulated impairment | Debt securities
Loans And Advances To Customers Table [Line Items]
Impairment losses charged to income for the year	24	16	28
Reversal of impairment loss recognised in profit or loss	12	€ 14	€ 21
Accumulated impairment | Financial instruments credit-impaired
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	€ (14,238)